Financial Assets and Liabilities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets and liabilities [line items]
Derivative financial assets	$ 0
Finance lease liabilities	82,460,000
Cash and cash equivalents	241,148,000	$ 340,522,000	$ 451,501,000	$ 256,380,000
Financial liability	155,032,000	$ 85,368,000
Loan received from bank	22,701,000
NEW YORK
Disclosure of financial assets and liabilities [line items]
Borrowings	1,500,000
Raleigh Good Manufacturing Practices [Member] | Equipment Rental Agreement [Member]
Disclosure of financial assets and liabilities [line items]
Financial liability	3,000,000
Paycheck Protection Program Loan [Member]
Disclosure of financial assets and liabilities [line items]
Borrowings	1,500,000
Paycheck Protection Program Loan [Member] | Calyxt Inc [member]
Disclosure of financial assets and liabilities [line items]
Borrowings	1,500,000
State Guaranteed Loan [Member]
Disclosure of financial assets and liabilities [line items]
Loan received from bank	$ 22,800,000
US Dollar [member] | Cash Cash and Cash Equivalents and Current Assets [member]
Disclosure of financial assets and liabilities [line items]
Currency denominated percentage	56.00%	63.00%